Label	Element	Value
PFI Prospecus
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Principal Funds, Inc.
Supplement dated October 22, 2021
to the Prospectus and Summary Prospectuses dated March 1, 2021
(as previously supplemented)
This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.

SUMMARIES FOR THE FOLLOWING FUNDS
Principal LifeTime Strategic Income
Principal LifeTime Hybrid Income
Principal Investment Strategies
Delete the second sentence of the first paragraph and replace with the following:
The Fund's asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65.
Delete the Target Allocations Over Time image and replace with the following:
SUMMARIES FOR THE FOLLOWING FUNDS

Principal LifeTime 2010	Principal LifeTime 2040
Principal LifeTime 2015	Principal LifeTime 2045
Principal LifeTime 2020	Principal LifeTime 2050
Principal LifeTime 2025	Principal LifeTime 2055
Principal LifeTime 2030	Principal LifeTime 2060
Principal LifeTime 2035	Principal LifeTime 2065
Principal Investment Strategies
Delete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund.
Delete the Target Allocations Over Time image and replace with the following:
SUMMARIES FOR THE FOLLOWING FUNDS

Principal LifeTime Hybrid 2015	Principal LifeTime Hybrid 2045
Principal LifeTime Hybrid 2020	Principal LifeTime Hybrid 2050
Principal LifeTime Hybrid 2025	Principal LifeTime Hybrid 2055
Principal LifeTime Hybrid 2030	Principal LifeTime Hybrid 2060
Principal LifeTime Hybrid 2035	Principal LifeTime Hybrid 2065
Principal LifeTime Hybrid 2040
Principal Investment Strategies
Delete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime Strategic Income
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Strategic Income
Strategy [Heading]	rr_StrategyHeading	Principal Investment StrategiesDelete the second sentence of the first paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund's asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime Hybrid Income
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid Income
Strategy [Heading]	rr_StrategyHeading	Principal Investment StrategiesDelete the second sentence of the first paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund's asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime 2010
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2010
Strategy [Heading]	rr_StrategyHeading	Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime 2015
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2015
Strategy [Heading]	rr_StrategyHeading	Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime 2020
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2020
Strategy [Heading]	rr_StrategyHeading	Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime 2025
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2025
Strategy [Heading]	rr_StrategyHeading	Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime 2030
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2030
Strategy [Heading]	rr_StrategyHeading	Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime 2035
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2035
Strategy [Heading]	rr_StrategyHeading	Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime 2040
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2040
Strategy [Heading]	rr_StrategyHeading	Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime 2045
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2045
Strategy [Heading]	rr_StrategyHeading	Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime 2050
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2050
Strategy [Heading]	rr_StrategyHeading	Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime 2055
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2055
Strategy [Heading]	rr_StrategyHeading	Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime 2060
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2060
Strategy [Heading]	rr_StrategyHeading	Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime 2065
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2065
Strategy [Heading]	rr_StrategyHeading	Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime Hybrid 2015
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2015
Strategy [Heading]	rr_StrategyHeading	Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime Hybrid 2020
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2020
Strategy [Heading]	rr_StrategyHeading	Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime Hybrid 2025
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2025
Strategy [Heading]	rr_StrategyHeading	Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime Hybrid 2030
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2030
Strategy [Heading]	rr_StrategyHeading	Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime Hybrid 2035
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2035
Strategy [Heading]	rr_StrategyHeading	Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime Hybrid 2040
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2040
Strategy [Heading]	rr_StrategyHeading	Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime Hybrid 2045
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2045
Strategy [Heading]	rr_StrategyHeading	Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime Hybrid 2050
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2050
Strategy [Heading]	rr_StrategyHeading	Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime Hybrid 2055
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2055
Strategy [Heading]	rr_StrategyHeading	Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime Hybrid 2060
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2060
Strategy [Heading]	rr_StrategyHeading	Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund.
Delete the Target Allocations Over Time image and replace with the following:

PFI Prospecus | Principal LifeTime Hybrid 2065
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2065
Strategy [Heading]	rr_StrategyHeading	Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Approximately 10 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund.
Delete the Target Allocations Over Time image and replace with the following: